Summary of significant accounting policies, estimates and judgments - Summary of Bank's Significant Exposures to Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	$ 71,915	$ 65,274
Non-derivative financial liabilities	4,855	4,624
Derivative notional	7,509,332	5,842,637	$ 23,732,226
Interest rate swap contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	71,915	65,274
Non-derivative financial liabilities	4,855	4,624
Derivative notional	6,934,491	5,405,499
Cross currency swaps [Member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional	574,841	437,138
USD LIBOR [member] | Interest rate swap contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	68,325	57,432
Non-derivative financial liabilities	1,420	941
Derivative notional	4,533,965	3,368,307
GBP LIBOR [member] | Interest rate swap contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	3,250	7,518
Non-derivative financial liabilities	1,175	1,227
Derivative notional	2,308,125	1,773,893
Other IBOR currencies [Member] | Interest rate swap contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	340	324
Non-derivative financial liabilities	2,260	2,456
Derivative notional	92,401	263,299
USD LIBOR – GBP LIBOR [Member] | Cross currency swaps [Member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional	507,437	384,263
Other combinations [Member] | Cross currency swaps [Member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional	$ 67,404	$ 52,875